Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts Payables [Abstract]
Trade payables	$ 8	$ 4
Employees, consultants and payroll accruals	20	20
Accrued expenses	225	276
Total accounts payable	$ 253	$ 300